Schedule of investments
Delaware Ivy Multi-Asset Income Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.89%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	42,707	$ 37,808
2.50% 8/1/36	45,645	41,287
3.00% 11/1/33	13,880	13,105

Fannie Mae S.F. 20 yr 4.00% 9/1/42	54,944	51,240
Fannie Mae S.F. 30 yr
2.00% 3/1/51	124,999	98,187
2.00% 9/1/51	41,117	32,278
2.50% 2/1/52	97,247	80,404
3.00% 1/1/50	257,292	222,136
3.00% 6/1/52	52,423	44,963
3.50% 6/1/51	252,577	225,258
3.50% 6/1/52	202,358	179,234
4.00% 5/1/51	41,706	38,769
4.50% 1/1/50	113,707	110,452
4.50% 10/1/52	292,258	275,925
4.50% 2/1/53	23,314	21,991
5.50% 8/1/52	118,646	117,275
5.50% 11/1/52	227,764	226,336
6.00% 5/1/53	23,000	23,197
6.00% 6/1/53	96,018	96,448
6.00% 9/1/53	32,508	32,608
Freddie Mac S.F. 20 yr
2.00% 8/1/42	119,120	100,167
2.50% 3/1/42	48,217	41,562
2.50% 9/1/42	33,239	28,667
3.00% 5/1/40	252,352	226,109
Freddie Mac S.F. 30 yr
2.00% 3/1/52	157,758	123,595
2.50% 7/1/50	317,292	262,774
2.50% 5/1/52	21,536	17,598
4.00% 8/1/52	98,107	90,380
4.00% 9/1/52	42,446	38,911
4.50% 10/1/52	37,718	35,587
5.00% 9/1/52	138,989	135,437
5.00% 6/1/53	171,573	165,834
5.50% 9/1/52	27,796	27,635
5.50% 10/1/52	40,679	40,208
5.50% 6/1/53	9,178	9,053
Total Agency Mortgage-Backed Securities (cost $3,514,927)		3,312,418

Convertible Bond — 0.96%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 π	383,301	817,660
Total Convertible Bond (cost $375,639)		817,660

	Principalamount°	Value (US $)
Corporate Bonds — 29.84%
Banking — 2.27%
Bank of America
5.819% 9/15/29 μ	15,000	$ 15,317
6.204% 11/10/28 μ	95,000	97,866

Bank of Montreal 7.70% 5/26/84 μ	200,000	204,778
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	40,000	39,395
Barclays 9.625% 12/15/29 μ, ψ	200,000	217,318
Citigroup 5.61% 9/29/26 μ	25,000	24,993
Deutsche Bank
6.00% 10/30/25 μ, ψ	200,000	190,308
6.72% 1/18/29 μ	150,000	154,856

Fifth Third Bancorp 6.361% 10/27/28 μ	43,000	43,953
Goldman Sachs Group
5.727% 4/25/30 μ	30,000	30,539
5.851% 4/25/35 μ	35,000	35,866
6.484% 10/24/29 μ	30,000	31,327

Huntington Bancshares 6.208% 8/21/29 μ	25,000	25,532
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	168,730
5.571% 4/22/28 μ	40,000	40,332
5.766% 4/22/35 μ	40,000	41,056
6.254% 10/23/34 μ	27,000	28,651

KeyBank 5.85% 11/15/27	30,000	29,911
Morgan Stanley
5.831% 4/19/35 μ	50,000	51,273
6.296% 10/18/28 μ	33,000	34,060
6.407% 11/1/29 μ	70,000	73,054
6.627% 11/1/34 μ	55,000	59,424
PNC Financial Services Group
5.676% 1/22/35 μ	35,000	35,202
6.875% 10/20/34 μ	35,000	38,163

State Street 4.993% 3/18/27	45,000	44,957
SVB Financial Group 4.57% 4/29/33 ‡	74,000	44,518
US Bancorp
4.653% 2/1/29 μ	56,000	54,813
5.384% 1/23/30 μ	15,000	15,043
5.678% 1/23/35 μ	35,000	35,148
6.787% 10/26/27 μ	25,000	25,747
		1,932,130
Basic Industry — 1.45%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	165,000	163,338
NQ- IV930 [0624] 0824 (3775160)    1

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
FMG Resources August 2006 144A 5.875% 4/15/30 #	285,000	$ 278,724
Freeport-McMoRan 5.45% 3/15/43	90,000	85,550
LYB International Finance III
3.625% 4/1/51	40,000	27,535
5.50% 3/1/34	100,000	98,985

NOVA Chemicals 144A 8.50% 11/15/28 #	35,000	37,183
Novelis 144A 4.75% 1/30/30 #	295,000	273,959
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	211,844
Sherwin-Williams 3.30% 5/15/50	90,000	61,370
		1,238,488
Brokerage — 0.10%
Jefferies Financial Group
5.875% 7/21/28	36,000	36,374
6.05% 3/12/25	50,000	49,972
		86,346
Capital Goods — 3.33%
Amphenol
2.20% 9/15/31	15,000	12,321
5.05% 4/5/27	20,000	19,989
5.25% 4/5/34	10,000	9,972

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	150,000	131,961
Bombardier
144A 6.00% 2/15/28 #	130,000	128,651
144A 7.25% 7/1/31 #	60,000	61,678
144A 7.50% 2/1/29 #	134,000	139,001
144A 8.75% 11/15/30 #	55,000	59,512

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	115,000	112,700
CP Atlas Buyer 144A 7.00% 12/1/28 #	135,000	115,555
Esab 144A 6.25% 4/15/29 #	125,000	125,906
GFL Environmental 144A 6.75% 1/15/31 #	90,000	91,929
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	175,000	178,717
144A 9.25% 4/15/27 #	65,000	65,122

Northrop Grumman 5.20% 6/1/54	65,000	60,912
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	255,000	234,979
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Sealed Air
144A 5.00% 4/15/29 #	160,000	$ 152,414
144A 6.50% 7/15/32 #	45,000	44,785
Standard Industries
144A 3.375% 1/15/31 #	225,000	189,815
144A 4.375% 7/15/30 #	30,000	27,131
144A 4.75% 1/15/28 #	28,000	26,669

Teledyne Technologies 2.25% 4/1/28	25,000	22,481
TransDigm
144A 6.625% 3/1/32 #	55,000	55,622
144A 6.875% 12/15/30 #	170,000	173,688

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	492,000	159,900
White Cap Buyer 144A 6.875% 10/15/28 #	245,000	236,631
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	143,000	143,128
Wrangler Holdco 144A 6.625% 4/1/32 #	50,000	49,819
		2,830,988
Communications — 5.03%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	116,000	105,059
AMC Networks 4.25% 2/15/29	165,000	111,496
American Tower
2.30% 9/15/31	30,000	24,489
5.20% 2/15/29	75,000	74,768
5.45% 2/15/34	40,000	39,667

AT&T 3.50% 9/15/53	60,000	40,762
CCO Holdings
144A 4.50% 8/15/30 #	336,000	284,705
144A 5.375% 6/1/29 #	175,000	159,371

Charter Communications Operating 3.85% 4/1/61	55,000	32,149
CMG Media 144A 8.875% 12/15/27 #	230,000	131,753
Comcast
3.375% 8/15/25	125,000	122,544
4.55% 1/15/29	25,000	24,613

Connect Finco 144A 6.75% 10/1/26 #	200,000	193,202
Consolidated Communications
144A 5.00% 10/1/28 #	2,000	1,656
144A 6.50% 10/1/28 #	350,000	299,987
CSC Holdings
144A 5.00% 11/15/31 #	254,000	92,287
144A 5.375% 2/1/28 #	285,000	216,847
144A 5.75% 1/15/30 #	202,000	76,412

2    NQ- IV930 [0624] 0824 (3775160)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Cumulus Media New Holdings 144A 8.00% 7/1/29 #		399,800	$ 170,759
Directv Financing 144A 5.875% 8/15/27 #		238,000	224,058
Frontier Communications Holdings
144A 5.875% 10/15/27 #		127,000	124,115
5.875% 11/1/29		60,847	53,072
144A 6.00% 1/15/30 #		152,000	132,456
144A 6.75% 5/1/29 #		99,000	90,907
Gray Television
144A 4.75% 10/15/30 #		15,000	9,015
144A 5.375% 11/15/31 #		340,000	193,017

Iliad Holding 144A 8.50% 4/15/31 #		200,000	202,712
Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	72,068
Rogers Communications
5.00% 2/15/29		60,000	59,273
5.30% 2/15/34		65,000	63,805

Sable International Finance 144A 5.75% 9/7/27 #		240,000	230,635
Sirius XM Radio 144A 4.125% 7/1/30 #		240,000	205,186
Sprint Capital 6.875% 11/15/28		30,000	31,825
T-Mobile USA 5.75% 1/15/34		75,000	77,133
Verizon Communications
2.875% 11/20/50		35,000	22,036
5.50% 2/23/54		65,000	63,676

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	223,856
			4,281,371
Consumer Cyclical — 4.59%
Allison Transmission 144A 5.875% 6/1/29 #		120,000	118,447
Arches Buyer 144A 6.125% 12/1/28 #		74,000	61,462
Asbury Automotive Group
144A 4.625% 11/15/29 #		3,000	2,776
4.75% 3/1/30		170,830	158,512

Bath & Body Works 6.875% 11/1/35		270,000	272,576
Boyd Gaming 144A 4.75% 6/15/31 #		275,000	249,425
Caesars Entertainment
144A 6.50% 2/15/32 #		85,000	85,473
144A 7.00% 2/15/30 #		275,000	281,134
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	71,000	$ 70,187
144A 6.00% 5/1/29 #	335,000	331,129

Clarios Global 144A 8.50% 5/15/27 #	175,000	176,315
Garrett Motion Holdings 144A 7.75% 5/31/32 #	125,000	126,782
General Motors
5.40% 4/1/48	41,000	36,715
5.95% 4/1/49	14,000	13,597
General Motors Financial
5.60% 6/18/31	15,000	14,893
5.95% 4/4/34	15,000	15,019
Home Depot
4.85% 6/25/31	10,000	9,924
4.875% 6/25/27	15,000	14,974
4.95% 6/25/34	35,000	34,649
Hyundai Capital America
144A 5.275% 6/24/27 #	20,000	19,918
144A 5.40% 6/24/31 #	20,000	19,839

Light & Wonder International 144A 7.25% 11/15/29 #	240,000	245,300
Murphy Oil USA 4.75% 9/15/29	45,000	42,693
PetSmart 144A 7.75% 2/15/29 #	340,000	331,440
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	239,000	236,114
144A 7.25% 1/15/30 #	70,000	72,524

Scientific Games Holdings 144A 6.625% 3/1/30 #	300,000	292,646
Six Flags Entertainment 144A 6.625% 5/1/32 #	120,000	122,024
Staples 144A 10.75% 9/1/29 #	120,000	114,189
VICI Properties 4.95% 2/15/30	75,000	72,411
Victra Holdings 144A 7.75% 2/15/26 #	141,000	140,357
Wand NewCo 3 144A 7.625% 1/30/32 #	115,000	118,868
		3,902,312
Consumer Non-Cyclical — 2.64%
AbbVie
4.95% 3/15/31	90,000	89,796
5.35% 3/15/44	25,000	24,730

Acushnet 144A 7.375% 10/15/28 #	84,000	87,117
Amgen 5.15% 3/2/28	30,000	30,001
Bunge Limited Finance 2.75% 5/14/31	65,000	55,631

NQ- IV930 [0624] 0824 (3775160)    3

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Cardinal Health 5.125% 2/15/29	55,000	$ 54,882
CHS 144A 5.25% 5/15/30 #	210,000	173,337
DaVita
144A 3.75% 2/15/31 #	115,000	98,207
144A 4.625% 6/1/30 #	70,000	63,313

Fiesta Purchaser 144A 7.875% 3/1/31 #	142,000	146,853
Gilead Sciences 5.55% 10/15/53	40,000	39,967
HCA
3.50% 7/15/51	42,000	28,099
5.45% 4/1/31	30,000	29,987
6.00% 4/1/54	85,000	84,042

Legacy LifePoint Health 144A 4.375% 2/15/27 #	95,000	90,828
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	239,000	225,246
Medline Borrower
144A 3.875% 4/1/29 #	139,000	128,111
144A 5.25% 10/1/29 #	200,000	191,020

Royalty Pharma 3.35% 9/2/51	175,000	112,161
Surgery Center Holdings 144A 7.25% 4/15/32 #	130,000	131,480
Tenet Healthcare
4.375% 1/15/30	215,000	199,466
6.125% 10/1/28	135,000	134,427

Zoetis 5.40% 11/14/25	25,000	24,990
		2,243,691
Electric — 1.77%
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	21,357
Calpine
144A 5.00% 2/1/31 #	180,000	168,107
144A 5.125% 3/15/28 #	170,000	163,625

Constellation Energy Generation 5.75% 3/15/54	45,000	43,650
DTE Energy 5.10% 3/1/29	45,000	44,648
Duke Energy Carolinas 4.95% 1/15/33	110,000	108,182
NextEra Energy Capital Holdings
5.55% 3/15/54	60,000	57,461
5.749% 9/1/25	20,000	20,050
Oglethorpe Power
3.75% 8/1/50	35,000	24,845
6.20% 12/1/53	10,000	10,270
Pacific Gas & Electric
3.30% 8/1/40	40,000	28,520
4.95% 7/1/50	175,000	144,724
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
PacifiCorp
5.10% 2/15/29	10,000	$ 9,997
5.45% 2/15/34	5,000	4,941
5.80% 1/15/55	5,000	4,845

Southern California Edison 5.20% 6/1/34	105,000	102,567
Vistra 144A 7.00% 12/15/26 #, μ, ψ	380,000	377,061
Vistra Operations
144A 4.30% 7/15/29 #	109,000	103,054
144A 6.95% 10/15/33 #	65,000	69,615
		1,507,519
Energy — 3.54%
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	219,000	214,185
BP Capital Markets America 5.227% 11/17/34	25,000	24,823
Cheniere Energy Partners
4.50% 10/1/29	95,000	90,560
144A 5.75% 8/15/34 #	45,000	45,207

Civitas Resources 144A 8.625% 11/1/30 #	130,000	139,494
Diamondback Energy
5.20% 4/18/27	20,000	20,010
5.40% 4/18/34	88,000	87,157
5.75% 4/18/54	94,000	91,191

Enbridge 5.75% 7/15/80 μ	15,000	14,178
Energy Transfer
5.75% 2/15/33	135,000	136,475
5.95% 5/15/54	60,000	58,464
Genesis Energy
7.75% 2/1/28	95,000	96,086
7.875% 5/15/32	30,000	30,307
Hilcorp Energy I
144A 6.00% 2/1/31 #	25,000	23,955
144A 6.25% 4/15/32 #	250,000	240,608
Kinder Morgan
5.00% 2/1/29	15,000	14,837
5.20% 6/1/33	20,000	19,417

Kodiak Gas Services 144A 7.25% 2/15/29 #	60,000	61,552
Nabors Industries 144A 9.125% 1/31/30 #	90,000	93,311
NGL Energy Operating 144A 8.375% 2/15/32 #	125,000	127,024
NuStar Logistics 6.00% 6/1/26	146,000	145,868
Occidental Petroleum 6.125% 1/1/31	123,000	125,971

4    NQ- IV930 [0624] 0824 (3775160)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
ONEOK
5.65% 11/1/28	20,000	$ 20,308
6.05% 9/1/33	17,000	17,511

Sunoco 144A 7.25% 5/1/32 #	70,000	72,457
Targa Resources Partners 5.00% 1/15/28	20,000	19,603
Transocean
144A 8.00% 2/1/27 #	168,000	167,551
144A 8.50% 5/15/31 #	120,000	120,147
USA Compression Partners
6.875% 9/1/27	200,000	200,588
144A 7.125% 3/15/29 #	25,000	25,211

Venture Global LNG 144A 8.375% 6/1/31 #	175,000	181,646
Vital Energy 144A 7.875% 4/15/32 #	50,000	50,866
Weatherford International 144A 8.625% 4/30/30 #	225,000	233,342
		3,009,910
Finance Companies — 0.87%
AerCap Holdings 5.875% 10/10/79 μ	225,000	224,103
AerCap Ireland Capital DAC 3.65% 7/21/27	150,000	142,434
Air Lease 4.65% 6/15/26 μ, ψ	130,000	123,723
Aviation Capital Group
144A 3.50% 11/1/27 #	105,000	98,340
144A 5.375% 7/15/29 #	35,000	34,603

Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	120,000	121,807
		745,010
Insurance — 2.14%
Aon 2.90% 8/23/51	25,000	15,274
Aon North America
5.30% 3/1/31	70,000	69,832
5.75% 3/1/54	10,000	9,789

Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	197,878
Athene Global Funding 144A 1.985% 8/19/28 #	30,000	26,130
Athene Holding 6.25% 4/1/54	20,000	20,030
Elevance Health
5.15% 6/15/29	50,000	50,146
5.375% 6/15/34	57,000	57,292
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	198,660
144A 8.125% 2/15/32 #	200,000	198,864
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International
144A 5.625% 12/1/29 #	130,000	$ 123,065
144A 7.375% 1/31/32 #	120,000	121,765
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	205,000	213,979
144A 10.50% 12/15/30 #	155,000	166,599

New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	60,310
Panther Escrow Issuer 144A 7.125% 6/1/31 #	125,000	126,525
UnitedHealth Group
4.90% 4/15/31	40,000	39,643
5.375% 4/15/54	35,000	34,025

USI 144A 7.50% 1/15/32 #	90,000	91,520
		1,821,326
Real Estate Investment Trusts — 0.09%
Extra Space Storage 5.40% 2/1/34	75,000	73,462
		73,462
Technology — 1.81%
Block 144A 6.50% 5/15/32 #	90,000	91,318
CDW
2.67% 12/1/26	145,000	135,800
3.276% 12/1/28	45,000	40,932

Cloud Software Group 144A 6.50% 3/31/29 #	205,000	197,017
CommScope Technologies 144A 6.00% 6/15/25 #	97,000	79,151
Entegris
144A 4.75% 4/15/29 #	75,000	71,815
144A 5.95% 6/15/30 #	175,000	173,376

NCR Voyix 144A 5.00% 10/1/28 #	228,000	215,469
Oracle
3.60% 4/1/50	77,000	53,941
4.65% 5/6/30	70,000	68,619
Seagate HDD Cayman
5.75% 12/1/34	88,000	85,502
8.25% 12/15/29	80,000	85,864

UKG 144A 6.875% 2/1/31 #	200,000	202,648
Zebra Technologies 144A 6.50% 6/1/32 #	35,000	35,420
		1,536,872
Transportation — 0.21%
Burlington Northern Santa Fe 2.875% 6/15/52	25,000	15,810

NQ- IV930 [0624] 0824 (3775160)    5

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 4.90% 5/1/33 #	15,000	$ 14,605
144A 5.00% 2/15/29 #	25,000	24,943

Genesee & Wyoming 144A 6.25% 4/15/32 #	125,000	124,688
		180,046
Total Corporate Bonds (cost $26,192,370)		25,389,471

Non-Agency Commercial Mortgage-Backed Securities — 1.03%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	87,644
Series 2020-BN26 A4 2.403% 3/15/63	220,000	187,490
Series 2021-BN32 A5 2.643% 4/15/54	250,000	212,264
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	188,127
Series 2022-B33 A5 3.458% 3/15/55	225,000	198,034
Total Non-Agency Commercial Mortgage-Backed Securities (cost $906,375)		873,559

Loan Agreements — 0.48%
Basic Industry — 0.23%
Foresight Energy Operating Tranche A 13.435% (SOFR03M + 8.10%) 6/30/27 •	208,367	197,949
		197,949
Communications — 0.25%
MLN US HoldCo
1st Lien 12.127% (SOFR03M + 6.80%) 10/18/27 •	871,480	168,849
Tranche B 14.677% (SOFR03M + 9.35%) 10/18/27 •	376,000	39,950
		208,799
Total Loan Agreements (cost $1,380,104)		406,748

US Treasury Obligations — 0.37%
US Treasury Bonds
2.25% 8/15/46	30,000	20,004
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.625% 5/15/44	35,000	$ 34,940

US Treasury Floating Rate Note 5.46% (USBMMY3M + 0.15%) 4/30/26 •	110,000	110,021
US Treasury Notes
4.00% 2/15/34	135,000	131,066
4.50% 5/31/31	15,000	15,246
Total US Treasury Obligations (cost $311,667)		311,277
	Number of shares
Common Stocks — 52.44%
Basic Industry — 0.96%
Foresight Energy †	31,163	820,215
Westmoreland Coal †, π	145	254
		820,469
Biotechnology — 0.01%
Endo †	250	7,062
		7,062
Consumer Discretionary — 3.95%
adidas	1,525	364,203
Amadeus IT Group	10,027	667,285
H & M Hennes & Mauritz Class B	23,237	367,552
Kering	743	269,350
LVMH Moet Hennessy Louis Vuitton	482	368,359
NIKE Class B	1,015	76,501
Sodexo	6,147	552,983
Studio City International Holdings †, π	60,131	351,766
Studio City International Holdings ADR †	28,486	166,643
Swatch Group	846	173,305
		3,357,947
Consumer Non-Cyclical — 2.45%
Henry Schein †	7,751	496,839
Ingredion	4,351	499,060
Lamb Weston Holdings	6,625	557,030
Pfizer	18,995	531,480
		2,084,409
Consumer Staples — 7.30%
Anheuser-Busch InBev	8,054	466,808
Bunge Global	2,398	256,035
Clorox	2,984	407,227

6    NQ- IV930 [0624] 0824 (3775160)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Danone	7,668	$ 468,744
Diageo	24,979	786,083
Endo 144A #, †	74	2,072
Essity Class B	10,919	279,594
Estee Lauder Class A	4,571	486,354
Kao	9,600	389,275
Koninklijke Ahold Delhaize	31,112	919,282
Nestle	8,007	817,410
Unilever	16,908	928,674
		6,207,558
Energy — 4.39%
ARC Resources	4,571	81,560
Chesapeake Energy	2,419	198,818
Chord Energy	1,466	245,819
Enbridge	10,317	367,039
Granite Ridge Resources	23,676	149,869
Kimbell Royalty Partners	30,109	492,583
Parex Resources	5,120	82,037
Permian Resources	14,881	240,328
Schlumberger	8,193	386,546
Shell	16,578	593,900
TC Energy	9,352	354,515
Tourmaline Oil	3,661	166,050
Unit	5,587	203,926
Valero Energy	1,091	171,025
		3,734,015
Financial Services — 0.32%
New Cotai =, †, π	318,315	271,612
		271,612
Financials — 0.93%
Visa Class A	3,027	794,497
		794,497
Healthcare — 2.40%
Merck & Co.	3,616	447,661
Novo Nordisk Class B	2,861	413,134
Roche Holding	1,973	547,903
Smith & Nephew	50,827	630,039
		2,038,737
Home Builders — 0.07%
Lifestyle Communities	3,360	27,861
Sekisui House	1,500	33,219
		61,080
Industrials — 6.09%
Athens International Airport	41,672	350,335
Atlas Arteria	106,223	362,102
CCR	160,360	333,049
DSV	1,206	184,782
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Enav 144A #	89,773	$ 358,227
Intertek Group	6,752	409,178
Knorr-Bremse	5,153	393,476
Kone Class B	6,214	306,724
Makita	10,800	293,477
Otis Worldwide	3,896	375,029
Pluxee †	4,981	139,735
Sacyr	99,079	349,522
Securitas Class B	59,316	588,739
Sunrun †	6,175	73,235
Transurban Group	42,808	354,109
Vinci	2,935	309,232
		5,180,951
Materials — 6.30%
Air Liquide	3,493	603,321
Air Products and Chemicals	343	88,511
Alcoa	7,177	285,501
Anglo American	18,472	584,229
CF Industries Holdings	3,836	284,324
Corteva	7,484	403,687
CRH	5,287	394,047
Endeavour Mining	14,541	309,908
ERO Copper †	10,161	217,176
Glencore	58,666	334,534
Hudbay Minerals	32,688	295,827
Metallus †	1,914	38,797
Newmont	14,200	594,554
Nutrien	8,278	421,433
Sylvamo	2,037	139,738
West Fraser Timber	1,642	126,110
Wheaton Precious Metals	4,563	239,193
		5,360,890
Real Estate — 0.42%
Crown Castle	3,656	357,191
		357,191
Real Estate Operating Companies/Developer — 0.43%
Lendlease	6,420	23,170
Mitsubishi Estate	13,000	203,617
Sumitomo Realty & Development	4,700	137,912
		364,699
REIT Diversified — 1.10%
Charter Hall Group	10,650	79,430
DigitalBridge Group	6,360	87,132
Fastighets Balder Class B †	4,720	32,339
Inmobiliaria Colonial Socimi	6,670	38,788
Land Securities Group	6,930	54,269
Mapletree Logistics Trust	78,700	74,869

NQ- IV930 [0624] 0824 (3775160)    7

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified (continued)
Shaftesbury Capital	13,911	$ 24,478
Sun Hung Kai Properties	4,500	38,926
United Urban Investment	75	66,614
VICI Properties	14,050	402,392
Wharf Real Estate Investment	15,000	39,762
		938,999
REIT Healthcare — 1.17%
Alexandria Real Estate Equities	2,250	263,183
American Healthcare REIT	4,710	68,813
Welltower	6,330	659,902
		991,898
REIT Industrial — 1.31%
First Industrial Realty Trust	3,160	150,132
Goodman Group	11,240	260,563
Mitsubishi Estate Logistics REIT Investment	20	47,362
Nippon Prologis REIT	60	93,604
Prologis	3,520	395,331
Segro	8,480	96,283
Warehouses De Pauw CVA	2,590	70,176
		1,113,451
REIT Information Technology — 1.48%
American Tower	820	159,392
Digital Realty Trust	1,890	287,375
Equinix	940	711,204
Keppel REIT	75,800	100,619
		1,258,590
REIT Lodging — 0.26%
Hoshino Resorts REIT REIT	15	48,574
Ryman Hospitality Properties	990	98,861
Sunstone Hotel Investors	7,090	74,161
		221,596
REIT Mall — 0.16%
Simon Property Group	910	138,138
		138,138
REIT Manufactured Housing — 0.37%
Equity LifeStyle Properties	1,610	104,859
Sun Communities	1,760	211,799
		316,658
REIT Multifamily — 1.28%
Advance Residence Investment	35	71,244
American Homes 4 Rent Class A	4,980	185,057
AvalonBay Communities	1,420	293,784
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Boardwalk Real Estate Investment Trust	1,050	$ 54,094
CapitaLand Ascott Trust	1,904	1,229
Equity Residential	2,790	193,459
InterRent Real Estate Investment Trust	5,200	45,270
LEG Immobilien	690	56,353
UNITE Group	6,640	74,871
Vonovia	4,120	117,147
		1,092,508
REIT Office — 0.52%
Castellum †	2,790	34,062
Derwent London	980	27,997
Fabege	2,590	20,685
Gecina	500	46,024
Kilroy Realty	3,530	110,030
Merlin Properties Socimi	7,470	83,200
Nippon Building Fund	22	76,984
Tokyu REIT	30	29,126
Wihlborgs Fastigheter	1,980	18,289
		446,397
REIT Retail — 0.22%
Frasers Centrepoint Trust	58,000	91,106
Link REIT	25,123	97,641
		188,747
REIT Self-Storage — 0.44%
Big Yellow Group	5,010	74,351
National Storage REIT	27,890	42,792
Public Storage	890	256,009
		373,152
REIT Shopping Center — 0.60%
Agree Realty	2,940	182,104
Federal Realty Investment Trust	1,210	122,174
Kite Realty Group Trust	9,180	205,448
		509,726
REIT Specialty — 0.41%
CBRE Group Class A †	480	42,773
Corp Inmobiliaria Vesta ADR	2,130	63,878
Invitation Homes	6,710	240,822
		347,473
Retail — 0.07%
True Religion Apparel †, π	2	62,048
		62,048
Technology — 1.82%
Accenture Class A	675	204,802

8    NQ- IV930 [0624] 0824 (3775160)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Cellnex Telecom 144A #	13,860	$ 450,793
Helios Towers †	27,852	40,982
NEXTDC †	6,970	81,974
SAP	3,804	772,084
		1,550,635
Utilities — 5.21%
APA Group	39,116	208,493
EDP Renovaveis	23,283	325,401
Enel	50,605	351,945
Essential Utilities	9,977	372,441
National Grid	33,021	368,414
Orsted 144A #, †	6,183	329,043
Pennon Group	49,008	355,289
Severn Trent	12,167	366,051
Snam	76,834	339,921
SSE	15,703	355,219
Terna - Rete Elettrica Nazionale	44,648	345,134
United Utilities Group	28,615	355,428
Xcel Energy	6,684	356,993
		4,429,772
Total Common Stocks (cost $44,710,973)		44,620,905

Preferred Stocks — 0.77%
Henkel AG & Co. 2.22% ω	7,286	649,361
True Religion Apparel 6.25% =, ω, π	2	10,280
Total Preferred Stocks (cost $617,043)		659,641

Exchange-Traded Funds — 7.84%
Vanguard Global ex-U.S. Real Estate ETF	430	17,445
Vanguard High Dividend Yield ETF	33,727	4,000,022
Vanguard International High Dividend Yield ETF	38,788	2,658,142
Total Exchange-Traded Funds (cost $6,225,152)		6,675,609

Short-Term Investments — 1.47%
Money Market Mutual Funds — 1.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	312,231	312,231
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	312,231	312,231
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	312,231	$ 312,231
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	312,231	312,231
Total Short-Term Investments (cost $1,248,924)		1,248,924

Total Value of Securities—99.09% (cost $85,483,174)		84,316,212
Receivables and Other Assets Net of Liabilities—0.91%★		772,502
Net Assets Applicable to 9,115,770 Shares Outstanding—100.00%		$85,088,714
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $1,513,620, which represented 1.78% of the Fund’s net assets. See table table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $18,418,865, which represents 21.65% of the Fund’s net assets.
>	PIK. 100% of the income received was in the form of cash.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

NQ- IV930 [0624] 0824 (3775160)    9

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
★	Includes $6,864 cash collateral held at broker for futures contracts as of June 30, 2024.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai PIK	2/7/22	$375,639	$817,660
New Cotai	2/9/20	2,791,169	271,612
Studio City International Holdings	8/5/20	364,276	351,766
True Religion Apparel	10/19/20	89,641	62,049
True Religion Apparel	10/19/20	33,831	10,280
Westmoreland Coal	3/15/19	109	254
Total		$3,654,665	$1,513,621

 The following futures contracts were outstanding at June 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
2	US Treasury 2 yr Notes	$408,437	$407,317	9/30/24	$1,120	$—	$(47)
2	US Treasury Long Bonds	236,625	239,607	9/19/24	—	(2,982)	(2,000)
(2)	US Treasury Ultra Bonds	(250,688)	(246,479)	9/19/24	—	(4,209)	3,313
Total Futures Contracts			$400,445		$1,120	$(7,191)	$1,266
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CVA – Certified Dutch Certificate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year
Summary of currencies:
EUR – European Monetary Unit

10    NQ- IV930 [0624] 0824 (3775160)